Supplement dated June 14, 2024
to the following statutory prospectus(es):
Nationwide Destination B NY (2.0) dated May 1, 2024
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
Effective June 21, 2024, the following changes apply:
I. For new and existing contracts, the following Static Asset Allocation Models are now available as permitted investment options for Contract Owners who elect the Nationwide Lifetime Income Rider Plus Empire:
•
Multi-Manager 60/40 Option (30% NVIT Jacobs Levy Large Cap Growth, 30% Putnam VT Large Cap Value IB and 40% Fidelity VIP Investment Grade Bond)
•
BlackRock 70/30 Option (55% NVIT BlackRock Equity Dividend, 25% NVIT BlackRock Managed Global Allocation and 20% BlackRock Total Return VI)
•
Janus 70/30 Option (30% Janus Henderson VIT Global Tech & Innovation, 40% Janus Henderson VIT Global Research and 30% Janus Henderson VIT Flexible Bond)
•
American Funds 80/20 Option (65% NVIT American Funds Growth-Income Fund, 20% NVIT American Funds Asset Allocation Fund and 15% NVIT - NVIT American Funds Bond Fund)
•
Fidelity 80/20 Option (70% Fidelity VIP Growth & Income, 15% Fidelity VIP Balanced and 15% Fidelity VIP Investment Grade Bond)
•
Multi-Manager 80/20 Option (40% NVIT Jacobs Levy Large Cap Growth, 40% Putnam VT Large Cap Value IB and 20% Fidelity VIP Investment Grade Bond)
II. For contracts with applications signed on or after June 21, 2024, the following Static Asset Allocation Models are no longer available for Contract Owners who elect the Nationwide Lifetime Income Rider Plus Empire:
•
BlackRock Moderate Option (40% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund and 27% BlackRock Total Return V.I. Fund)
•
American Funds Moderate Option (40% NVIT American Funds Growth-Income Fund, 40% NVIT American Funds Asset Allocation Fund and 20% NVIT American Funds Bond Fund)
•
Nationwide Variable Insurance Trust iShares Moderate Option (60% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II and 40% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II)
III. The names of the following Static Asset Allocation Models are updated as indicated below for Contract Owners who elect the Nationwide Lifetime Income Rider Plus Empire:
CURRENT NAME	UPDATED NAME
American Funds Moderate Option	American Funds 60/40 Option
Fidelity® VIP Funds Moderate Option	Fidelity 60/40 Option
Accordingly, the following changes apply to the prospectus:
(1) The following are added to the bulleted list in the Static Asset Allocation Model sub-section of the Contract Owner Services section:
•
Static Asset Allocation Models - Multi-Manager 60/40 Option (30% NVIT Jacobs Levy Large Cap Growth, 30% Putnam VT Large Cap Value IB and 40% Fidelity VIP Investment Grade Bond)
•
Static Asset Allocation Models – BlackRock 70/30 Option (55% NVIT BlackRock Equity Dividend, 25% NVIT BlackRock Managed Global Allocation and 20% BlackRock Total Return VI)
•
Static Asset Allocation Models - Janus 70/30 Option (30% Janus Henderson VIT Global Tech & Innovation, 40% Janus Henderson VIT Global Research and 30% Janus Henderson VIT Flexible Bond)
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•
Static Asset Allocation Models - American Funds 80/20 Option (65% NVIT American Funds Growth-Income Fund, 20% NVIT American Funds Asset Allocation Fund and 15% NVIT - NVIT American Funds Bond Fund)
•
Static Asset Allocation Models - Fidelity 80/20 Option (70% Fidelity VIP Growth & Income, 15% Fidelity VIP Balanced and 15% Fidelity VIP Investment Grade Bond)
•
Static Asset Allocation Models - Multi-Manager 80/20 Option (40% NVIT Jacobs Levy Large Cap Growth, 40% Putnam VT Large Cap Value IB and 20% Fidelity VIP Investment Grade Bond)
•
Static Asset Allocation Models - American Funds 60/40 Option (40% NVIT American Funds Growth-Income Fund, 40% NVIT American Funds Asset Allocation Fund and 20% NVIT - NVIT American Funds Bond Fund)
•
Static Asset Allocation Models - Fidelity 60/40 Option (40% Fidelity VIP Growth & Income, 30% Fidelity VIP Balanced and 30% Fidelity VIP Investment Grade Bond)
(2) The table in the Income Benefit Investment Options sub-section of Appendix A: Underlying Mutual Funds Available Under the Contract is deleted in its entirety and replaced with the following:
Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2		X	X	X	X	X	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2							X
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II							X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II			X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	X		X	X			X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	X	X	X	X		X	X
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Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	X		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II			X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	X		X	X			X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X	X		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X	X	X		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	X		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	X	X	X	X	X	X	X
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Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Static Asset Allocation Models - American Funds 60/40 Option (40% NVIT American Funds Growth-Income Fund, 40% NVIT American Funds Asset Allocation Fund and 20% NVIT - NVIT American Funds Bond Fund)	X
Static Asset Allocation Models - American Funds 80/20 Option (65% NVIT American Funds Growth-Income Fund, 20% NVIT American Funds Asset Allocation Fund and 15% NVIT - NVIT American Funds Bond Fund)	X
Static Asset Allocation Models -
American Funds Managed
Moderate Option (40% NVIT -
NVIT Managed American Funds
Growth-Income Fund, 40% NVIT
- NVIT Managed American
Funds Asset Allocation Fund and
20% NVIT - NVIT American
Funds Bond Fund)
	X3	X	X	X
Static Asset Allocation Models -
American Funds Managed
Option (33% NVIT - NVIT
American Funds Bond Fund,
33% NVIT - NVIT Managed
American Funds Asset Allocation
Fund, 34% NVIT - NVIT
Managed American Funds
Growth-Income Fund)
		X1	X1	X1	X	X	X
Static Asset Allocation Models - American Funds Moderate Option (40% NVIT American Funds Growth-Income Fund, 40% NVIT American Funds Asset Allocation Fund and 20% NVIT American Funds Bond Fund)		X	X	X
Static Asset Allocation Models - American Funds Option (33% NVIT American Funds Asset Allocation Fund, 33% NVIT American Funds Bond Fund and 34% NVIT American Funds Growth-Income Fund)		X1	X1	X1	X	X	X
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Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Static Asset Allocation Models – BlackRock 70/30 Option (55% NVIT BlackRock Equity Dividend, 25% NVIT BlackRock Managed Global Allocation and 20% BlackRock Total Return VI)	X
Static Asset Allocation Models – BlackRock Moderate Option (40% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund and 27% BlackRock Total Return V.I. Fund)	X3	X	X	X
Static Asset Allocation Models - BlackRock Option (34% NVIT BlackRock Equity Dividend V.I. Fund, 33% NVIT BlackRock Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)		X1	X1	X1	X	X	X
Static Asset Allocation Models - Fidelity 60/40 Option (40% Fidelity VIP Growth & Income, 30% Fidelity VIP Balanced and 30% Fidelity VIP Investment Grade Bond)	X
Static Asset Allocation Models - Fidelity 80/20 Option (70% Fidelity VIP Growth & Income, 15% Fidelity VIP Balanced and 15% Fidelity VIP Investment Grade Bond)	X
Static Asset Allocation Models -
Fidelity® VIP Funds Moderate
Option (40% Fidelity VIP Growth
& Income Portfolio - Service
Class 2, 30% Fidelity VIP
Balanced Portfolio - Service
Class 2 and 30% Fidelity VIP
Investment Grade Bond Portfolio
- Service Class 2)
		X	X	X
Static Asset Allocation Models -
Fidelity® VIP Funds Option (35%
Fidelity VIP Balanced Portfolio -
Service Class 2, 30% Fidelity
VIP Growth & Income Portfolio -
Service Class 2, 35% Fidelity
VIP Investment Grade Bond
Portfolio - Service Class 2)
		X1	X1	X1	X	X	X
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Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Static Asset Allocation Models -
J.P. Morgan Moderate Option
(40% NVIT - NVIT J.P.Morgan
Disciplined Equity Fund, 40%
NVIT - NVIT Government Money
Market Fund and 20% Lincoln
Variable Insurance Products
Trust - JPMorgan Core Bond
Fund)
		X2	X2	X2
Static Asset Allocation Models -
J.P. Morgan Option (34% Lincoln
Variable Insurance Products
Trust - JPMorgan Core Bond
Fund, 33% NVIT - NVIT
Government Money Market
Fund, 33% NVIT - NVIT J.P.
Morgan U.S. Equity Fund: Class
II)
		X1	X1	X1	X	X	X
Static Asset Allocation Models - Janus 70/30 Option (30% Janus Henderson VIT Global Tech & Innovation, 40% Janus Henderson VIT Global Research and 30% Janus Henderson VIT Flexible Bond)	X
Static Asset Allocation Models - Multi-Manager 60/40 Option (30% NVIT Jacobs Levy Large Cap Growth, 30% Putnam VT Large Cap Value IB and 40% Fidelity VIP Investment Grade Bond)	X
Static Asset Allocation Models - Multi-Manager 80/20 Option (40% NVIT Jacobs Levy Large Cap Growth, 40% Putnam VT Large Cap Value IB and 20% Fidelity VIP Investment Grade Bond)	X
Static Asset Allocation Models -
Nationwide Variable Insurance
Trust iShares Moderate Option
(60% Nationwide Variable
Insurance Trust - NVIT iShares®
Global Equity ETF Fund: Class II
and 40% Nationwide Variable
Insurance Trust - NVIT iShares®
Fixed Income ETF Fund: Class
II)
	X3	X	X	X
PROS-0883

Investment Option	Nationwide Lifetime Income Rider Plus Empire	Nationwide Lifetime Income Rider Plus Core	Nationwide Lifetime Income Rider Plus Accelerated	Nationwide Lifetime Income Rider Plus Max	7% Nationwide Lifetime Income Rider	Nationwide Lifetime Income Capture Option	Nationwide Lifetime Income Track Option
Static Asset Allocation Models -
Nationwide Variable Insurance
Trust iShares Option (50%
Nationwide Variable Insurance
Trust - NVIT iShares® Fixed
Income ETF Fund: Class II, 50%
Nationwide Variable Insurance
Trust - NVIT iShares® Global
Equity ETF Fund: Class II)
		X1	X1	X1	X	X	X
Custom Choice Asset Rebalancing Service		X	X	X
Custom Portfolio Asset Rebalancing Service - Balanced					X	X	X
Custom Portfolio Asset Rebalancing Service - Capital Appreciation							X
Custom Portfolio Asset Rebalancing Service - Conservative					X	X	X
Custom Portfolio Asset Rebalancing Service - Moderate						X	X
Custom Portfolio Asset Rebalancing Service - Moderately Conservative					X	X	X
1 Only available in contracts for applications signed before June 1, 2020.
2 Only available in contracts for applications signed before May 1, 2023.
3 Only available in contracts for applications signed before June 21, 2024.
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